Fixed assets - Fixed assets payables - Current and non-current (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other intangible assets and property, plant and equipment [abstract]
Total fixed assets payable	€ 4,481	€ 4,640	€ 3,665	€ 3,447
Non-current fixed assets payables	1,370	1,291	817
Current fixed assets payables	€ 3,111	€ 3,349	€ 2,848